BNY Mellon Dynamic Value Fund
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.1%
Banks — 9.5%
Bank of America Corp.	5,002,000	268,357,300
Citigroup, Inc.	1,926,929	199,629,844
First Horizon Corp.	6,757,105	150,953,726
JPMorgan Chase & Co.	1,132,348	354,515,512
		973,456,382
Capital Goods — 10.4%
Carlisle Cos., Inc.(a)	180,092	57,281,862
Caterpillar, Inc.	214,881	123,719,885
Cummins, Inc.	146,579	72,993,410
Dover Corp.	269,993	50,024,303
Emerson Electric Co.	624,744	83,328,355
Ferguson Enterprises, Inc.	294,357	74,080,826
Honeywell International, Inc.	539,271	103,642,494
Howmet Aerospace, Inc.	268,722	54,977,834
Hubbell, Inc.	287,055	123,844,139
L3Harris Technologies, Inc.	773,470	215,558,354
Northrop Grumman Corp.	180,788	103,455,933
		1,062,907,395
Commercial & Professional Services — .5%
Veralto Corp.	472,526	47,829,082
Consumer Discretionary Distribution & Retail — 3.1%
Amazon.com, Inc.(b)	918,307	214,167,559
Lowe’s Companies, Inc.	428,165	103,821,449
		317,989,008
Consumer Services — 1.5%
Las Vegas Sands Corp.	1,479,878	100,868,484
Royal Caribbean Cruises Ltd.	181,344	48,282,840
		149,151,324
Energy — 9.6%
Diamondback Energy, Inc.	734,186	112,029,442
EQT Corp.	1,855,185	112,906,559
Exxon Mobil Corp.	2,286,839	265,090,377
Marathon Petroleum Corp.	1,050,525	203,518,208
Permian Resources Corp.	6,830,168	98,969,134
Phillips 66	1,377,898	188,716,910
		981,230,630
Equity Real Estate Investment Trusts — 1.0%
Weyerhaeuser Co.(c)	4,640,026	103,054,977
Financial Services — 10.7%
Berkshire Hathaway, Inc., Cl. B(b)	816,802	419,681,036
Capital One Financial Corp.	479,907	105,133,226
CME Group, Inc.	391,877	110,297,700
Morgan Stanley	988,672	167,738,092
The Charles Schwab Corp.	522,525	48,453,743
The Goldman Sachs Group, Inc.	156,345	129,147,224
Voya Financial, Inc.	1,582,732	111,266,060
		1,091,717,081

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Health Care Equipment & Services — 8.8%
Alcon AG	878,388	69,664,952
Edwards Lifesciences Corp.(b)	843,389	73,096,525
Elevance Health, Inc.	300,705	101,716,473
Humana, Inc.	459,670	112,973,096
Labcorp Holdings, Inc.	228,486	61,412,467
Medtronic PLC	2,816,824	296,696,072
UnitedHealth Group, Inc.	540,778	178,332,361
		893,891,946
Household & Personal Products — 1.0%
The Estee Lauder Companies, Inc., Cl. A	1,081,080	101,697,195
Insurance — 6.1%
American International Group, Inc.	1,396,468	106,355,003
Aon PLC, Cl. A	600,142	212,402,257
Assurant, Inc.	1,329,565	303,353,550
		622,110,810
Materials — 7.0%
Alcoa Corp.	1,567,892	65,443,812
CRH PLC	1,944,389	233,248,904
Freeport-McMoRan, Inc.	3,425,496	147,227,818
Newmont Corp.	1,756,538	159,370,693
Packaging Corp. of America	551,571	112,559,094
		717,850,321
Media & Entertainment — 5.6%
Alphabet, Inc., Cl. A	782,640	250,585,675
Meta Platforms, Inc., Cl. A	117,395	76,066,090
Omnicom Group, Inc.(a)	2,155,583	154,382,855
The Walt Disney Company	848,610	88,654,287
		569,688,907
Pharmaceuticals, Biotechnology & Life Sciences — 9.3%
Bristol-Myers Squibb Co.	1,547,257	76,125,044
Danaher Corp.	335,864	76,167,238
Gilead Sciences, Inc.	763,549	96,085,006
Jazz Pharmaceuticals PLC(b)	287,293	50,715,833
Johnson & Johnson	1,810,489	374,626,384
Pfizer, Inc.	3,815,367	98,207,547
Thermo Fisher Scientific, Inc.	290,227	171,474,819
		943,401,871
Semiconductors & Semiconductor Equipment — 2.7%
Applied Materials, Inc.	897,330	226,351,493
Intel Corp.(b)	1,294,804	52,517,250
		278,868,743
Software & Services — 3.5%
Akamai Technologies, Inc.(b)	1,136,324	101,723,724
Check Point Software Technologies Ltd.(b)	262,374	49,003,592
Dolby Laboratories, Inc., Cl. A	1,447,578	97,639,136
International Business Machines Corp.	345,625	106,652,963
		355,019,415
Technology Hardware & Equipment — 4.4%
Cisco Systems, Inc.	4,611,058	354,774,802
TE Connectivity PLC	435,384	98,462,092
		453,236,894

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Telecommunication Services — .8%
AT&T, Inc.	2,959,201	76,998,410
Transportation — 3.1%
CSX Corp.	4,609,948	163,007,761
Delta Air Lines, Inc.	1,514,718	97,093,424
FedEx Corp.	216,184	59,597,605
		319,698,790
Utilities — .5%
Constellation Energy Corp.	145,472	53,004,178
Total Common Stocks (cost $8,744,756,101)		10,112,803,359
Exchange-Traded Funds — .5%
Registered Investment Companies — .5%
iShares Russell 1000 Value ETF (cost $51,043,938)	243,148	51,056,217

	1-Day Yield (%)
Investment Companies — 1.2%
Registered Investment Companies — 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $123,309,083)	4.15	123,309,083	123,309,083
Total Investments (cost $8,919,109,122)		100.8%	10,287,168,659
Liabilities, Less Cash and Receivables		(.8%)	(84,272,841)
Net Assets		100.0%	10,202,895,818

ETF—Exchange-Traded Fund

(a)
Security, or portion thereof, on loan. At November 30, 2025, the value of the fund’s securities on loan was $130,956,860 and the value of the collateral was
$133,238,427, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(b)	Non-income producing security.
(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Dynamic Value Fund
November 30, 2025 (Unaudited)
The following is a summary of the inputs used as of November 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	10,112,803,359	—	—	10,112,803,359
Exchange-Traded Funds	51,056,217	—	—	51,056,217
Investment Companies	123,309,083	—	—	123,309,083
	10,287,168,659	—	—	10,287,168,659

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At November 30, 2025, accumulated net unrealized appreciation on investments was $1,368,059,537, consisting of $1,540,920,771 gross unrealized appreciation and $172,861,234 gross unrealized depreciation.
At November 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.